Loans Payable - Third Parties	12 Months Ended
Dec. 31, 2023
Loans Payable - Third Parties [Abstract]
LOANS PAYABLE - THIRD PARTIES	11. LOANS PAYABLE - THIRD PARTIES On December 13, 2023, the Company borrowed a loan from Boknap Logistics(HK) Ltd. of RMB2,833,080 (USD400,000) for 18 months with interest rate of 6%.